Description of Business and Organization (Tables)	12 Months Ended
Dec. 31, 2018
Description of Business and Organization [Abstract]
Schedule of company's subsidiaries and VIEs
Name	Date of incorporation	Place of incorporation	Percentage of legal ownership
Subsidiaries:
LK Technology Ltd.	Mar 3, 2011	BVI	100%

Topsky Info-tech Holdings Pte Ltd.	Nov 3, 2009	Singapore	100%

Superengine Holding Limited	Jun 14, 2018	BVI	100%

MMB Limited	Apr 11, 2013	Hong Kong	100%

Mobile Media (China) Limited	Nov 6, 2007	Hong Kong	100%

Zhong Chuan Tian Xia Information and Technology (Beijing) Limited	Feb 1, 2013	PRC	100%

Zhong Chuan Tian Xia Information and Technology (Shenzhen) Limited	Dec 23, 2010	PRC	100%

Contractual Control:

Superengine Graphics Software Technology Development (Suzhou) Co., Ltd. (“Suzhou Superengine”)	Apr 2, 2004	PRC	0%

Anhui Superengine Intelligent Technology co., Ltd (“Anhui Superengine”)	Oct 26, 2017	PRC	0%

VIEs:

Beijing Zhong Chuan Shi Xun Technology Limited (“Zhong Chuan Shi Xun”)	May 17, 2004	PRC	0%

Jiangsu Zhong Chuan Rui You Information and Technology Limited (“Zhong Chuan Rui You”)	May 26, 2011	PRC	0%

Huoerguosi Luokuang Information and Technology Limited (“Huoerguosi Luokuang”)	Jul 19, 2017	PRC	0%

Shenzhen Jiu Zhou Shi Dai Digital and Technology Limited (“Jiu Zhou Shi Dai”)	Nov 26, 2004	PRC	0%